STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 07, 2017	Nov. 16, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 04, 2016
Stock Option [Member] | Aegis capital corp [Member]
Amortization expense			$ 94,830
Stock Option [Member] | Former director [Member] | January 5, 2013 [Member]
Stock options granted			96,000
Stock options forfeited			72,000
Exercise period			4 years
Exercise price			$ 1.00
Stock options/warrants value			$ 43,151
Stock price			$ 1.80
Exercise price			$ 1.00
Option/warrant term			4 years
Volatility rate			448.00%
Common stock shares issuable upon exercise of warrants or rights					24,000
Stock Option [Member] | Mr. Orestes Varvitsiotes [member] | January 3, 2017 [Member]
Stock options granted			12,000
Exercise period			5 years
Exercise price			$ 2.00
Stock options/warrants value			$ 94,830
Stock price			$ 8.20
Exercise price			$ 2.00
Option/warrant term			5 years
Volatility rate			155.37%
Stock option periodic vesting			12,000
Stock Option [Member] | Employee [Member] | January 1, 2017 [Member]
Stock price			$ 8.20
Exercise price			$ 1.00
Stock option periodic vesting			25,000
Share based compensation as annual retainer			25,000
Stock Option [Member] | Employee [Member] | On January 1, 2017 [Member]
Exercise period			4 years
Exercise price			$ 1.00
Stock options/warrants value			$ 195,307
Option/warrant term			4 years
Volatility rate			136.76%
Consideration under agreement			$ 1,000
Stock Option [Member] | Employee [Member] | On October 1, 2016 [Member]
Stock price			$ 5.80
Exercise price			$ 2.00
Stock Option [Member] | International Finance Manager [Member]
Amortization expense			$ 195,307
Stock Option [Member] | US Finance Manager [Member]
Amortization expense			$ 48,655	$ 16,636
Stock option periodic vesting				12,000
Stock Option [Member] | US Finance Manager [Member] | On October 1, 2016 [Member]
Stock options granted			12,000
Exercise period			4 years
Exercise price			$ 2.00
Stock options/warrants value			$ 65,290
Option/warrant term			4 years
Volatility rate			159.00%
Frequency of periodic vesting			Monthly
Securities Purchase Agreement [Member] | Roth Capital Partners, LLC [Member]
Common stock value issuable under agreement		$ 3,350,000
Warrant [Member]
Stock options forfeited
Exercise price			$ 7.65
Warrant [Member] | Private Placement [Member]
Exercise price	$ 30.00
Option/warrant term	1 year
Warrants issued ratio description	1:1 ratio for shares
Common stock shares issuable upon exercise of warrants or rights	10,040
Warrant [Member] | Private Placement [Member] | Minimum [Member]
Stock price	$ 7.60
Volatility rate	76.66%
Risk-free interest rate	1.07%
Warrant [Member] | Private Placement [Member] | Maximum [Member]
Stock price	$ 8.50
Volatility rate	90.86%
Risk-free interest rate	1.11%
Warrant [Member] | Securities Purchase Agreement [Member]
Stock options/warrants value		$ 1,545,288
Stock price		$ 7.20
Exercise price		$ 7.50
Option/warrant term		5 years
Volatility rate		169.29%
Common stock shares issuable upon exercise of warrants or rights		536,000
Risk-free interest rate		1.68%
Amortization period		2 years
Warrant [Member] | Securities Purchase Agreement [Member] | Roth Capital Partners, LLC [Member]
Stock options/warrants value		$ 368,003
Stock price		$ 7.20
Exercise price		$ 5.00
Option/warrant term		5 years
Volatility rate		169.29%
Common stock shares issuable upon exercise of warrants or rights		53,600
Risk-free interest rate		1.68%